COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	37.5%
AIRPORTS—FOREIGN	1.0%
Flughafen Zurich AG (Switzerland)		1,120	$194,581
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)		27,658	342,470
Sydney Airport (Australia)		68,215	379,419

TOTAL AIRPORTS—FOREIGN			916,470

COMMUNICATIONS	1.6%
TOWERS	1.3%
American Tower Corp.		1,792	415,278
Crown Castle International Corp.		5,861	878,212

			1,293,490

TOWERS—FOREIGN	0.3%
Infrastrutture Wireless Italiane S.p.A., 144A (Italy)(a)		27,882	289,899

TOTAL COMMUNICATIONS			1,583,389

COMMUNICATIONS—FOREIGN	0.1%
Cellnex Telecom SA, 144A (Spain)(a)		2,313	115,038

CONSUMER STAPLES	1.2%
FOOD PRODUCTS	0.5%
Hormel Foods Corp.		9,635	455,350

FOOD PRODUCTS—FOREIGN	0.7%
Wilmar International Ltd. (Singapore)		253,100	720,726

TOTAL CONSUMER STAPLES			1,176,076

CONSUMER—NON-CYCLICAL	2.0%
AGRICULTURE	0.6%
Archer-Daniels-Midland Co.		12,260	548,758

BEVERAGE	0.2%
PepsiCo, Inc.		1,673	237,599

FOOD PRODUCTS	0.2%
Tyson Foods, Inc., Class A		1,821	150,469

FOOD PRODUCTS—FOREIGN	1.0%
Mowi ASA (Norway)		39,928	952,353

TOTAL CONSUMER—NON-CYCLICAL			1,889,179

ELECTRIC	2.2%
CenterPoint Energy, Inc.		10,347	273,989
Dominion Energy, Inc.		3,567	305,870
Duke Energy Corp.		1,792	174,953

		Shares	Value
Edison International		5,479	$419,418
NextEra Energy, Inc.		2,077	557,051
NorthWestern Corp.		2,700	207,819
PPL Corp.		5,385	194,883

			2,133,983

ELECTRIC—FOREIGN	0.5%
Hydro One Ltd., 144A (Canada)(a)		16,883	343,171
Orsted A/S, 144A (Denmark)(a)		1,077	117,470

			460,641

ENERGY	4.5%
GAS—DISTRIBUTION—FOREIGN	0.2%
Enn Energy Holdings Ltd. (China)		19,100	222,036

OIL & GAS	1.2%
Exxon Mobil Corp.		10,243	636,295
Occidental Petroleum Corp.		11,484	456,144

			1,092,439

OIL & GAS—FOREIGN	2.9%
BP PLC (United Kingdom)		147,121	885,683
Repsol SA (Spain)		40,607	558,865
Royal Dutch Shell PLC, Class B (Netherlands)		27,121	712,648
Total SA (France)		13,770	670,471

			2,827,667

OIL & GAS SERVICES	0.2%
Schlumberger Ltd.		6,443	215,905

TOTAL ENERGY			4,358,047

MARINE PORTS—FOREIGN	0.3%
Koninklijke Vopak NV (Netherlands)		2,755	147,520
Westshore Terminals Investment Corp. (Canada)		14,499	176,170

			323,690

MATERIALS	4.9%
CHEMICALS	0.4%
FMC Corp.		4,199	401,383

		Shares	Value
CHEMICALS—FOREIGN	1.0%
Israel Chemicals Ltd. (Israel)		72,350	$303,897
Nutrien Ltd. (Canada)		15,322	654,096

			957,993

METALS & MINING	0.5%
Nucor Corp.		9,866	468,536

METALS & MINING—FOREIGN	3.0%
Anglo American PLC (South Africa)		28,545	744,856
BHP Group PLC (Australia)		39,484	859,432
Novolipetsk Steel PJSC, GDR (Russia)		13,987	302,679
Rio Tinto Ltd. (Australia)		7,369	478,162
Wheaton Precious Metals Corp. (Canada)		17,455	514,050

			2,899,179

TOTAL MATERIALS			4,727,091

PIPELINES	1.3%
Kinder Morgan, Inc.		22,396	467,405
Plains GP Holdings LP, Class A		19,462	324,042
Targa Resources Corp.		8,134	296,891
Williams Cos., Inc./The		9,167	189,665

			1,278,003

PIPELINES—FOREIGN	1.4%
Enbridge, Inc. (Canada)		20,598	837,523
Keyera Corp. (Canada)		7,540	196,733
TC Energy Corp. (Canada)		5,788	317,391

			1,351,647

RAILWAYS	0.1%
Union Pacific Corp.		612	109,805

RAILWAYS—FOREIGN	0.2%
Getlink SE (France)		12,111	213,654

REAL ESTATE	14.5%
DATA CENTERS	0.2%
CyrusOne, Inc.		3,739	227,518

DIVERSIFIED—FOREIGN	3.0%
Activia Properties, Inc. (Japan)		39	207,679
AltaGas Ltd. (Canada)		22,508	362,434
Befimmo SA (Belgium)		9,849	606,228
Covivio (France)		2,262	268,419
Hysan Development Co., Ltd. (Hong Kong)		127,000	474,087

		Shares	Value
Keppel DC REIT (Singapore)		181,373	$299,316
NSI NV (Netherlands)		12,064	658,275

			2,876,438

HEALTH CARE	2.2%
Medical Properties Trust, Inc.		34,445	762,957
Sabra Health Care REIT, Inc.		30,400	653,600
Welltower, Inc.		8,837	750,349

			2,166,906

HEALTH CARE—FOREIGN	0.3%
Assura PLC (United Kingdom)		264,458	271,691

HOTEL	0.7%
Park Hotels & Resorts, Inc.		29,738	652,452

INDUSTRIALS	0.4%
Duke Realty Corp.		9,546	346,615

INDUSTRIALS—FOREIGN	1.6%
GLP J-REIT (Japan)		324	435,205
LondonMetric Property PLC (United Kingdom)		137,885	414,772
Mapletree Industrial Trust (Singapore)		299,200	608,140
SOSiLA Logistics REIT, Inc. (Japan)(b)		94	106,445

			1,564,562

NET LEASE	2.3%
Gaming and Leisure Properties, Inc.		16,919	799,507
Realty Income Corp.		4,010	314,424
Spirit Realty Capital, Inc.		7,678	405,245
VEREIT, Inc.		32,192	314,194
VICI Properties, Inc.		16,515	442,602

			2,275,972

OFFICE	0.2%
Highwoods Properties, Inc.		4,805	240,779

RESIDENTIAL	0.8%
APARTMENT	0.2%
UDR, Inc.		5,299	253,875

APARTMENT—FOREIGN	0.6%
LEG Immobilien AG (Germany)		4,491	553,921

			807,796

		Shares	Value
RETAIL—FOREIGN	0.6%
Klepierre SA (France)		9,680	$329,041
SmartCentres Real Estate Investment Trust (Canada)		9,259	219,756

			548,797

SELF STORAGE	0.3%
Extra Space Storage, Inc.		2,537	280,795

SELF STORAGE—FOREIGN	0.7%
New South Resources Ltd. (Australia)(b)		487,596	698,921

SHOPPING CENTERS	0.7%
COMMUNITY CENTER	0.4%
Kimco Realty Corp.		9,228	175,793
SITE Centers Corp.		17,205	218,676

			394,469

REGIONAL MALL	0.3%
Taubman Centers, Inc.		12,283	324,517

TOTAL SHOPPING CENTERS			718,986

SHOPPING CENTERS—FOREIGN	0.5%
Fortune Real Estate Investment Trust (Hong Kong)		230,000	262,193
Land Securities Group PLC (United Kingdom)		16,495	203,950

			466,143

TOTAL REAL ESTATE			14,144,371

TOLL ROADS—FOREIGN	1.2%
Atlantia S.p.A. (Italy)		4,141	101,612
Jiangsu Expressway Co., Ltd., Class H (China)		218,000	270,103
Transurban Group (Australia)		20,866	217,502
Vinci SA (France)		5,600	620,419

			1,209,636

WATER—FOREIGN	0.5%
Guangdong Investment Ltd. (China)		68,000	138,018
United Utilities Group PLC (United Kingdom)		24,680	330,236

			468,254

TOTAL COMMON STOCK (Identified cost—$36,160,032)			36,458,974

		Shares/ Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	15.9%
CRUDE/REFINED PRODUCTS	3.7%
BP Midstream Partners LP		36,359	$524,660
Genesis Energy LP		15,896	284,062
Magellan Midstream Partners LP		27,487	1,687,152
NuStar Energy LP		31,240	853,164
PBF Logistics LP		11,617	243,957

			3,592,995

DIVERSIFIED MIDSTREAM	6.3%
Energy Transfer LP		187,882	2,365,435
Enterprise Products Partners LP		69,900	1,801,323
MPLX LP		72,841	1,751,826
Summit Midstream Partners LP		62,690	199,981

			6,118,565

GATHERING & PROCESSING	4.6%
CNX Midstream Partners LP		7,925	121,966
Crestwood Equity Partners LP		18,839	545,577
Enable Midstream Partners LP		116,271	1,092,947
EnLink Midstream LLC		66,890	336,457
EQM Midstream Partners LP		42,578	985,681
Noble Midstream Partners LP		4,890	109,536
Noble Midstream Partners LP(Unregistered)(c)		4,284	95,533
Shell Midstream Partners LP		3,823	75,122
Western Midstream Partners LP		65,179	1,079,364

			4,442,183

MARINE SHIPPING/OFFSHORE	0.7%
USD Partners LP		66,880	680,170
MARINE SHIPPING/OFFSHORE—FOREIGN	0.1%
GasLog Partners LP (Monaco)		11,295	115,661
OTHER	0.5%
Macquarie Infrastructure Co. LLC		6,407	282,613
Sprague Resources LP		14,327	244,991

			527,604

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$17,313,391)			15,477,178

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	10.5%
BANKS	1.5%
Bank of America Corp., 5.375%, Series KK(d)		10,800	$288,900
Dime Community Bancshares, Inc., 5.50%, Series A(d)		6,000	153,360
Regions Financial Corp., 5.70% to 5/15/29, Series C(d),(e)		11,625	331,429
Wells Fargo & Co., 4.75%, Series Z(d)		26,200	658,668

TOTAL BANKS			1,432,357

ELECTRIC	0.8%
REGULATED ELECTRIC	0.6%
Southern Co./The, 4.95%, due 1/30/80, Series 2020		22,200	565,878

UTILITIES	0.2%
SCE Trust V, 5.45% to 3/15/26, Series K(d),(e)		8,800	217,976

TOTAL ELECTRIC			783,854

FINANCIAL	0.8%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Synchrony Financial, 5.625%, Series A(d)		21,500	560,075

INVESTMENT BANKER/BROKER	0.2%
Morgan Stanley, 5.85% to 4/15/27, Series K(d),(e)		6,800	195,568

TOTAL FINANCIAL			755,643

INSURANCE	4.6%
LIFE/HEALTH INSURANCE	1.8%
American Equity Investment Life Holding Co., 5.95% to 12/1/24, Series A(d),(e)		12,100	317,746
Athene Holding Ltd., 5.625%, Series B(d)		8,275	215,316
Athene Holding Ltd., 6.35% to 6/30/29, Series A(d),(e)		9,695	277,277
Equitable Holdings, Inc., 5.25%, Series A(d)		15,050	395,062
Unum Group, 6.25%, due 6/15/58		11,728	325,100
Voya Financial, Inc., 5.35% to 9/15/29, Series B(d),(e)		7,542	210,799

			1,741,300

MULTI-LINE	1.2%
American International Group, Inc., 5.85%, Series A(d)		16,500	452,595
Hartford Financial Services Group, Inc./The, 6.00%, Series G(d)		7,544	209,723
WR Berkley Corp., 5.10%, due 12/30/59		20,840	541,007

			1,203,325

		Shares	Value
MULTI-LINE—FOREIGN	0.6%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		21,400	$552,548

PROPERTY CASUALTY—FOREIGN	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(d),(e)		10,325	299,218

REINSURANCE	0.5%
Arch Capital Group Ltd., 5.25%, Series E(d)		17,100	443,574

REINSURANCE—FOREIGN	0.2%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(d)		8,825	243,217

TOTAL INSURANCE			4,483,182

PIPELINES	0.1%
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(d),(e)		6,500	163,800

REAL ESTATE	1.7%
INDUSTRIALS	0.5%
Monmouth Real Estate Investment Corp., 6.125%, Series C(d)		11,200	281,792
Rexford Industrial Realty, Inc., 5.625%, Series C(d)		7,400	191,364

			473,156

NET LEASE	0.2%
Spirit Realty Capital, Inc., 6.00%, Series A(d)		9,500	253,555

OFFICE	0.3%
Brookfield Property Partners LP, 6.50%, Series A-1(d)		10,000	266,000

RESIDENTIAL—SINGLE FAMILY	0.7%
American Homes 4 Rent, 5.875%, Series G(d)		13,764	363,094
American Homes 4 Rent, 6.25%, Series H(d)		11,056	303,487

			666,581

TOTAL REAL ESTATE			1,659,292

UTILITIES	1.0%
GAS UTILITIES	0.8%
Sempra Energy, 5.75%, due 7/1/79		8,287	221,512
South Jersey Industries, Inc., 5.625%, due 9/16/79		9,725	257,324
Spire, Inc., 5.90%, Series A(d)		9,618	260,936

			739,772

MULTI-UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(d),(e)		8,150	228,037

		Shares	Value
TOTAL UTILITIES			$967,809

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$9,870,392)			10,245,937

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	33.6%
BANKS	6.3%
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(e)		$800,000	895,652
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(e)		820,000	936,616
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(e)		805,000	843,684
Citigroup, Inc., 4.70% to 1/30/25, Series V(d),(e)		110,000	112,236
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(d),(e)		400,000	430,722
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(d),(e)		806,000	842,830
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(e)		670,000	739,751
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(d),(e)		270,000	275,981
Truist Financial Corp., 5.125% to 12/15/27, Series M(d),(e)		750,000	789,986
Wells Fargo & Co., 5.664% (3 Month US LIBOR + 3.77%), Series K (FRN)(d),(f)		231,000	232,744

			6,100,202

BANKS—FOREIGN	12.5%
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(d),(e),(g)		400,000	426,278
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(d),(e),(g),(h)		200,000	224,582
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(d),(e),(g),(h)		400,000	469,893
Banco Santander SA, 4.375% to 1/14/26 (Spain)(d),(e),(g),(h)		200,000	230,323
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(d),(e),(g)		400,000	451,722
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(d),(e),(g)		600,000	709,989
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(d),(e),(g)		400,000	465,038
Commerzbank AG, 7.00% to 4/9/25 (Germany)(d),(e),(g),(h)		400,000	433,501
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(d),(e),(g)		400,000	441,778
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(d),(e),(g)		400,000	455,883
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(d),(e),(g)		200,000	221,917
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(d),(e),(g),(h)		200,000	215,848
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(d),(e),(g)		400,000	453,778

		Principal Amount	Value
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(d),(e),(g)		$800,000	$882,036
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(d),(e),(g),(h)		200,000	223,349
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(d),(e),(g)		400,000	445,826
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(d),(e),(g)		400,000	441,980
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(d),(e),(g)		200,000	224,389
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(d),(e),(g)		400,000	448,970
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(d),(e),(g)		400,000	451,578
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(e),(g)		400,000	467,462
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(d),(e),(g)		200,000	224,913
Societe Generale SA, 7.375% to 10/4/23, 144A (France)(a),(d),(e),(g)		200,000	220,821
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(d),(e),(g)		400,000	452,278
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(d),(e),(g)		400,000	442,196
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(d),(h)		200,000	294,453
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d),(e),(g),(h)		400,000	449,375
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(d),(e),(g)		800,000	881,444
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(d),(e),(g),(h)		200,000	211,892
Unione di Banche Italiane SpA, 5.875% to 1/20/25, Series EMTN (Italy)(d),(e),(g),(h)		200,000	232,346

			12,195,838

ELECTRIC	1.9%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(d),(e)		760,000	809,928
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(d),(e)		605,000	628,030
Duke Energy Corp., 4.875% to 9/16/24(d),(e)		420,000	446,084

			1,884,042

INSURANCE	9.0%
LIFE/HEALTH INSURANCE	2.3%
MetLife, Inc., 10.75%, due 8/1/39		500,000	838,225
MetLife, Inc., 5.875% to 3/15/28, Series D(d),(e)		400,000	452,606
Voya Financial, Inc., 6.125% to 9/15/23, Series A(d),(e)		925,000	1,003,112

			2,293,943

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	1.6%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(d),(e),(g),(h)		$200,000	$236,643
Aegon NV, 5.625% to 4/15/29 (Netherlands)(d),(e),(g),(h)		200,000	264,347
La Mondiale SAM, 4.375% to 4/24/29 (France)(d),(e),(g),(h)		100,000	119,947
Legal & General Group PLC, 3.75% to 11/26/29, due 11/26/49, Series EMTN (United Kingdom)(e),(h)		200,000	274,974
M&G PLC, 5.625% 10/20/31, due 10/20/51 (United Kingdom)(e),(h)		300,000	468,932
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(d),(e),(g),(h)		200,000	208,530

			1,573,373

MULTI-LINE	0.5%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(e)		325,000	453,942

MULTI-LINE—FOREIGN	0.8%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(d),(e)		400,000	530,546
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(h)		200,000	216,497

			747,043

PROPERTY CASUALTY	2.1%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		1,500,000	1,699,777
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(a),(e)		300,000	347,827

			2,047,604

PROPERTY CASUALTY—FOREIGN	1.1%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(e),(h)		400,000	449,678
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(d),(e),(h)		600,000	615,744

			1,065,422

REINSURANCE	0.6%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(e)		535,000	554,496

TOTAL INSURANCE			8,735,823

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(e)		350,000	412,982

		Principal Amount	Value
PIPELINES	0.2%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(d),(e)		$200,000	$204,750

PIPELINES—FOREIGN	1.7%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		600,000	643,047
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(e)		430,000	464,613
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		540,000	569,292

			1,676,952

UTILITIES	1.6%
ELECTRIC UTILITIES	0.5%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(e)		400,000	448,259

ELECTRIC UTILITIES—FOREIGN	1.1%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		915,000	1,054,030

TOTAL UTILITIES			1,502,289

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$31,424,182)			32,712,878

		Shares
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.52%(i)		678,127	678,127

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$678,127)			678,127

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$95,446,124)	98.2%	$95,573,094
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	1,759,493

NET ASSETS	100.0%	$97,332,587

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	248,272	EUR	223,989	2/4/20	$143
Brown Brothers Harriman	USD	1,957,283	EUR	1,766,166	2/4/20	1,483
Brown Brothers Harriman	USD	725,573	GBP	549,939	2/4/20	621
Brown Brothers Harriman	EUR	318,641	USD	355,174	2/4/20	1,785
Brown Brothers Harriman	EUR	210,539	USD	234,397	2/4/20	899
Brown Brothers Harriman	EUR	201,654	USD	225,235	2/4/20	1,591
Brown Brothers Harriman	EUR	1,259,321	USD	1,416,409	2/4/20	19,760
Brown Brothers Harriman	GBP	549,939	USD	729,074	2/4/20	2,879
Brown Brothers Harriman	GBP	569,748	USD	752,204	3/3/20	(709)
Brown Brothers Harriman	EUR	1,773,353	USD	1,968,475	3/3/20	(1,634)

						$26,818

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,271,988 which represents 8.5% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.

(c)

Restricted and illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund. The security was acquired on November 14, 2019 at a cost of $88,679 ($20.70 per share). Security value is determined based on significant unobservable inputs (Level 3).

(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at January 31, 2020.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $12,730,853 or 13.1% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,840,855 which represents 6.0% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	55.5%
Canada	6.5%
United Kingdom	6.1%
France	5.9%
Netherlands	4.0%
Switzerland	3.6%
Australia	3.2%
Spain	1.8%
Singapore	1.7%
Italy	1.1%
Germany	1.0%
Norway	1.0%
Japan	0.8%
South Africa	0.8%
Hong Kong	0.8%
China	0.6%
Belgium	0.6%
Bermuda	0.6%
Finland	0.5%
Other	3.9%

100.0%

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	$916,470	$342,470	$574,000	$—
Communications—Foreign	115,038	—	115,038	—
Consumer Staples	1,176,076	455,350	720,726	—
Consumer—Non-Cyclical	1,889,179	936,826	952,353	—
Electric—Foreign	460,641	343,171	117,470	—
Energy	4,358,047	1,308,345	3,049,702	—
Marine Ports—Foreign	323,690	176,170	147,520	—
Materials	4,727,091	2,340,744	2,386,347	—
Railways—Foreign	213,654	—	213,654	—
Real Estate	14,144,371	9,803,499	4,340,872	—
Toll Roads— Foreign	1,209,636	—	1,209,636	—
Water—Foreign	468,254	—	468,254	—
Other Industries	6,456,827	6,456,827	—	—
Master Limited Partnerships and Related Companies:
Gathering & Processing	4,442,183	4,346,650	—	95,533(a	)
Other Industries	11,034,995	11,034,995	—	—
Preferred Securities—$25 Par Value:
Banks	1,432,357	1,278,997	153,360	—
Other Industries	8,813,580	8,813,580	—	—
Preferred Securities—Capital Securities	32,712,878	—	32,712,878	—
Short-Term Investments	678,127	—	678,127	—

Total Investments in Securities(b)	$95,573,094	$47,637,624	$47,839,937	$95,533

Forward Foreign Currency Exchange Contracts	$29,161	$—	$29,161	$—

Total Derivative Assets(b)	$29,161	$—	$29,161	$—

Forward Foreign Currency Exchange Contracts	$(2,343)	$—	$(2,343)	$—

Total Derivative Liabilities(b)	$(2,343)	$—	$(2,343)	$—

(a)

Private placement in a public equity has been fair valued by the Valuation Committee at a discount to quoted market price to reflect limited liquidity, pursuant to the Fund’s fair value procedures and classified as Level 3 security.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies—Gathering & Processing
Balance as of October 31, 2019	$—
Purchases	88,679
Change in unrealized appreciation (depreciation)	6,854

Balance as of January 31, 2020	$95,533

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $6,854.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at January 31, 2020	Valuation Technique	Unobservable Inputs	Input Value
Master Limited Partnerships and Related Companies— Gathering & Processing	$95,533	Market Price Less Discount	Liquidity Discount	0.47%

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment is a discount to the quoted market price of the issuer’s unrestricted equity security to reflect limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,992,779